Debt instruments - Commercial Paper Program (Details) - Commercial Paper Program € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2024 EUR (€) item	Dec. 31, 2024 EUR (€) item	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Principal amount	€ 50,000	€ 50,000	$ 52,000
Unit denomination per commercial paper	€ 100	€ 100	104
Borrowings term		2 years
Flexible issue period		12 months
Number of commercial paper issued	99	99
Commercial papers issued	€ 9,900	€ 9,900	$ 10,255
Fixed rate
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	5.88%	5.88%	5.88%